6. CASH AND CASH EQUIVALENTS (Details 1) $ / shares in Units, $ in Thousands	Dec. 31, 2018 CLP ($) Integer $ / shares	Dec. 31, 2017 CLP ($)
DisclosureOfMutualFundsLineItems [Line Items]
Mutual funds	$ 4,501,433	$ 0
Scotiabank Azul
DisclosureOfMutualFundsLineItems [Line Items]
No. of deposits | Integer	1,444,164
Deposit amount | $ / shares	$ 1,558.4862
Mutual funds	$ 2,250,710
BancoEstado S.A. Adm de Fondos
DisclosureOfMutualFundsLineItems [Line Items]
No. of deposits | Integer	1,839,688
Deposit amount | $ / shares	$ 1,223.4261
Mutual funds	$ 2,250,723